Share capital	12 Months Ended
Dec. 31, 2021
Share capital

19.	Share capital

Authorized:

Unlimited number of common shares

Unlimited number of preferred shares

During the year ended December 31, 2021:

(i)	The Company received proceeds of $784,431 from the exercise of 363,176 stock options. The fair value assigned to these stock options of $927,292 was reclassified from contributed surplus to share capital.

(ii)	The Company issued 2,835,289 common shares from the conversion of convertible debentures (Note 16).

(iii)	On January 20, 2021, the Company issued 429,354 common shares to settle the remaining Steel Media Deferred Payment liability (Note 17).

(iv)	On February 10, 2021, the Company offered and sold a total of 7,383,000 common shares resulting in gross proceeds of $42,452,250 (the “February Offering”). The Company incurred cash share issuance cost of $2,704,571 relating to the February Offering.

(v)	On May 4, 2021, the Company issued 226,563 common shares in connection with the closing of the Vedatis SPA (Note 5).

(vi)	In June 2021, the Company offered and sold a total of 8,600,000 common shares resulting in gross proceeds of $60,137,755 (USD $49,450,000) (the “June Offering”). The Company incurred cash share issuance cost of $4,739,096 relating to the June Offering.

(vii)	On June 21, 2021, the Company issued 790,094 common shares in connection with the closing of the Tabwire EPA (Note 5).

During the year ended December 31, 2021 (continued):

(viii)	On August 30, 2021, the Company issued 165,425 common shares in connection with the closing of the GameKnot EPA (Note 5).

(ix)	On September 3, 2021, the Company issued 2,661,164 common shares in connection with the closing of the Addicting Games SPA (Note 5).

(x)	On December 31, 2021, the Company issued 5,164,223 common shares in connection with the closing of Outplayed MA (Note 5).

During the year ended December 30, 2020:

(i)	The Company received proceeds of $2,728,015 from the exercise of 3,109,589 common share purchase warrants. The fair value assigned to these warrants of $7,907,396 was reclassified from warrant reserve to share capital.

(ii)	The Company received proceeds of $228,536 from the exercise of 823,937 stock options. The fair value assigned to these options of $2,763,543 was reclassified from contributed surplus to share capital.

(iii)	On August 6, 2020, the Company completed an offering of 11,500,000 common shares at a price of $1.50 per common share for gross proceeds of $17,250,000. The Company incurred a 6% commission on the gross proceeds received from the offering and incurred cash share issuance of $1,640,744 relating to the offering.

(iv)	On August 31, 2020, the Company issued 18,250,000 common shares in connection with the closing of the Omnia SPA (Note 5).

(v)	On July 21, 2020, 1,071,876 common shares were returned to treasury. The shares to be returned to treasury related to GameCo’s acquisition of Luminosity in 2019. The consideration was reduced by the value of the shares to be returned to treasury which was determined to be $3,858,756 as at the acquisition date.

(vi)	In December 2020, the Company issued 136,649 common shares for the conversion of convertible debentures (Note 16).

(vii)	On December 29, 2020, the Company issued 91,009 common shares for services performed by a consultant. The common shares issued were valued based on the fair value of services provided. The value assigned to the shares issued of $200,162 was recorded as consulting fee expense.